Schedule 1 - Schedule of Condensed Statements of Comprehensive Income (loss) (Details) - Parent Company [Member] - Reportable Legal Entities [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Net income (loss)	¥ 49,984	$ 6,848	¥ (140,190)	¥ (594,741)
Foreign currency translation adjustments	34,854	4,775	74,021	146,098
Comprehensive Income (Loss)	¥ 84,838	$ 11,623	¥ (66,169)	¥ (448,643)